Finite-Lived Intangible Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 3,083	$ 3,170
Software to be sold, leased, or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 218	$ 177